Other Financial Assets (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Disclosure of financial assets [abstract]
Schedule of Other Non Current Financial Assets Explanatory

	Consolidated
	31 Dec 2023	30 Jun 2023
	A$	A$

Non-current assets
Investments in Asra Minerals Limited at fair value	894,378	1,220,024
Investment in Alaska Asia Clean Energy Corp at fair value	205,887	205,887
Loans granted to related parties	62,226	62,226
Loan to Alaska Asia Clean Energy Corp	962,527	-
Convertible note in Asra Minerals Limited	125,000	250,000

	2,250,018	1,738,137

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Investments in Asra Minerals Limited at fair value	1,220,024	3,797,443
Investment in Alaska Asia Clean Energy Corp at fair value	205,887	-
Loans granted to related parties note 21	62,226	166,348
Convertible note in ASRA Minerals Limited	250,000	-

	1,738,137	3,963,791

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Reconciliation Investments at fair value
Reconciliation of the carrying amounts at the beginning and end of the current and previous financial year are set out below:
Opening balance	3,797,443	2,734,349
Addition
Alaska Asia Clean Energy Corp	205,887	-
Aara Minerals Shares	-	495,590
Asra Minerals Options	-	46,509
Disposal
Asra Minerals Shares	-	(238,927)
Gain on disposal
Asra Minerals shares	-	232,596
Movement in fair value
Asra Minerals Shares	(2,112,330)	62,238
Asra Minerals ASROB options	(465,089)	465,088

Closing fair value	1,425,911	3,797,443

Schedule of Reconciliation Investments Fair Value

	Consolidated
	31 Dec 2023	30 Jun 2023
	A$	A$

Reconciliation Investments at fair value
Reconciliation of the carrying amounts at the beginning and end of the current and previous financial year are set out below:
Opening balance	1,425,911	3,797,443
Addition
Alaska Asia Clean Energy Corp	-	205,887
Asra Minerals Shares	125,000	-
AX8 Shares	51,464	-
Disposal
AX8 shares	(51,464)	-
Movement in fair value
Asra Minerals Shares	(404,138)	(2,112,330)
Asra Minerals ASROB options	(46,508)	(465,089)

Closing fair value	1,100,265	1,425,911

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Reconciliation Investments at fair value
Reconciliation of the carrying amounts at the beginning and end of the current and previous financial year are set out below:
Opening balance	3,797,443	2,734,349
Addition
Alaska Asia Clean Energy Corp	205,887	-
Aara Minerals Shares	-	495,590
Asra Minerals Options	-	46,509
Disposal
Asra Minerals Shares	-	(238,927)
Gain on disposal
Asra Minerals shares	-	232,596
Movement in fair value
Asra Minerals Shares	(2,112,330)	62,238
Asra Minerals ASROB options	(465,089)	465,088

Closing fair value	1,425,911	3,797,443